Stock-Based Compensation - Options Outstanding, by Exercise Price Range (Detail) - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, in shares	926	611
Weighted- Average Remaining Contractual Term	9 years 1 month 6 days	8 years 10 months 24 days
$25 to $35
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 25	$ 25
Range of Exercise Prices, maximum	$ 35	$ 30
Options Outstanding, in shares	252	87
Weighted- Average Remaining Contractual Term	7 years 9 months 18 days	7 years 3 months 18 days
$35 to $45
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 35	$ 30
Range of Exercise Prices, maximum	$ 45	$ 35
Options Outstanding, in shares	339	175
Weighted- Average Remaining Contractual Term	9 years 3 months 18 days	8 years 3 months 18 days
$45 plus
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 45	$ 35
Range of Exercise Prices, maximum		$ 40
Options Outstanding, in shares	335	349
Weighted- Average Remaining Contractual Term	9 years 10 months 24 days	9 years 6 months